CONDENSED INTERIM CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Revenue
Sales (Note 17)	$ 2,609,559	$ 373,218
Excise taxes	479,679	0
Net revenue	2,129,880	373,218
Cost of sales
Cost of goods sold	2,704,521	305,527
Production costs	877,233	175,646
Depreciation of Health Canada license (Note 9)	919,947	0
Gain on changes in fair value of biological assets (Note 6)	(718,431)	(392,991)
Gross margin	(1,653,390)	285,036
Expenses
General and administrative (Note 18)	4,141,480	2,612,006
Sales and marketing	924,706	285,897
Research and development	927,802	97,544
Depreciation (Note 8 and 9)	248,140	248,549
Share-based payments (Note 12)	2,022,614	1,954,047
Total expenses	8,264,742	5,198,043
Loss from operations	9,918,132	4,913,007
Share of (income) loss from joint venture (Note 10)	(5,812,219)	301,793
Interest income	(638,310)	(250,064)
Other expenses	58,367	0
Fair value changes in financial assets	122,713	265,361
Deferred income tax recovery	0	(184,677)
NET LOSS AND COMPREHENSIVE LOSS	3,648,683	5,045,420
Net loss and comprehensive loss attributable to:
Emerald Health Therapeutics, Inc.	3,443,532	4,908,318
Non-controlling interest	205,151	137,102
Net loss and comprehensive loss	$ 3,648,683	$ 5,045,420
Net loss per common share
Basic and diluted	$ 0.03	$ 0.04
Weighted average number of common shares outstanding
Basic and diluted	142,861,436	115,185,558